Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule of accrued expenses and other current liabilities [Abstract]
Accrued salary and other employee liabilities	$ 2,086	$ 2,423
Accrued legal and professional services	283	1,540
Other accrued liabilities	1,885	637
Total	$ 4,254	$ 4,600